Parent Only Information (Details) - Schedule of condensed statements of cash flows - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (18,223)	$ (2,642)	¥ (290,529)	¥ (179,963)
Net cash used in investing activities
Net cash provided by financing activities	17,684	2,564	111,724	375,462
Reverse recapitalization				39,162
Equity financing through PIPE				336,300
Cash received from convertible bond	17,684	2,564
Underwritten public offering financing, net of listing fee			111,559
Capital contribution from minority shareholders			165
Net increase/(decrease) in cash and cash equivalents	(626)	(91)	(176,718)	177,862
Cash and cash equivalents at beginning of the year	1,284	186	178,002	140
Cash and cash equivalents at end of the year	¥ 658	$ 95	¥ 1,284	¥ 178,002